Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net (loss) income	$ (274,139)	$ 123,369	$ (38,234)	$ 71,144
Impairment on real estate held for sale	(62,043)		296,727	45,000
Provision for losses on mortgage loans receivable	144,476	96,011	188,634	227,538
Provision for losses of bond portfolio	(120,000)
Amortization of loan origination discounts	6,000	(69,094)	(126,998)	113,474
Amortization of deferred costs	64,082	66,293	130,548	116,432
Accounts receivable	(16,858)	72,497	55,516	(47,438)
Interest receivable	(2,411)	(34,325)	(43,269)	1,072
Prepaid expenses	10,772	(8,517)	(14,025)	759
Accounts payable	38,156	19,149	43,536	874
Net cash provided by operating activities	28,035	265,383	492,435	528,855
Cash Flows from Investing Activities
Investment in mortgage loans	(690,497)	(1,058,803)	(2,922,335)	(4,025,903)
Collections of mortgage loans	1,035,652	3,553,540	4,845,882	2,687,224
Investment in bonds	(930,000)	(1,300,053)	(1,850,053)	(1,983,250)
Proceeds from bonds	44,000	134,866	145,228	2,254,089
Net cash provided by (used for) investing activities	(540,845)	1,329,550	218,722	(1,067,840)
Cash Flows from Financing Activities
Proceeds from secured investor certificates	996,000	1,257,000	1,877,000	3,447,000
Payments on secured investor certificate maturities	(151,000)	(625,000)	(1,377,000)	(1,396,000)
Payments for deferred costs	(60,522)	(77,138)	(131,366)	(267,505)
Dividends paid	(226,504)	(318,781)	(469,783)	(620,785)
Net cash provided by (used for) financing activities	557,974	236,081	(101,149)	1,162,710
Net Increase (Decrease) in Cash and Equivalents	45,164	1,831,014	610,008	623,725
Cash and Equivalents - Beginning	4,377,110	3,767,102	3,767,102	3,143,377
Cash and Equivalents - Ending	$ 4,422,274	$ 5,598,116	$ 4,377,110	$ 3,767,102